Summary of Significant Accounting Policies - Summary of Impact of Transition to IFRS 15 on Retained Profits and Reserves and Related Tax Impact (Detail) - Impact on initial application of IFRS 15 [member] - Reserves and retained profits [member]
¥ in Millions
Jan. 01, 2018 CNY (¥)
Disclosure of Impact (net of tax) of transition to IFRS 15 on retained profits and reserves [line items]
Capitalization of sales commissions	¥ 2,334
Related tax	(584)
Net increase (decrease) in retained profits and reserves at January 1, 2018	¥ 1,750